Taxes (Details 3) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Deferred income tax assets	$ 192,906	$ 168,737
Deferred income tax liabilities	1,311,481	1,304,791
Total deferred income tax liabilities, net	(1,118,575)	(1,136,054)
Recovered After More Than 12 Months [Member]
Statement [Line Items]
Deferred income tax assets	146,353	113,273
Deferred income tax liabilities	1,146,281	1,135,307
Less than 1 year [Member]
Statement [Line Items]
Deferred income tax assets	46,553	55,464
Deferred income tax liabilities	$ 165,200	$ 169,484